CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Accumulated other comprehensive income/(loss) CNY	Retained earnings CNY	Treasury stock CNY	Total Ctrip's shareholders' equity CNY	Non-controlling interests CNY
Balance at Dec. 31, 2010		6,189,922,788	2,926,132	3,073,551,037	93,384,908	198,972,084	2,734,858,610		6,103,692,771	86,230,017
Balance (in shares) at Dec. 31, 2010			35,885,163
Changes in shareholders' equity
Exercise of share option		51,067,902	13,395	51,054,507					51,067,902
Exercise of share option (in shares)		207,142	207,142
Share-based compensation		341,581,534		341,581,534					341,581,534
Appropriations to statutory reserves					4,664,760		(4,664,760)
Repurchasing common stock		(158,761,225)						(158,761,225)	(158,761,225)
Repurchasing common stock (in shares)			(242,832)					(242,832)
Foreign currency translation adjustments		(94,851,411)				(94,851,411)			(94,851,411)
Unrealized securities holding gains (losses)		(276,586,950)				(276,586,950)			(276,586,950)
Net income / (loss)		1,084,960,155					1,076,414,897		1,076,414,897	8,545,258
Acquisition of a subsidiary		18,137,400								18,137,400
Acquisition of additional stake in subsidiaries		(10,404,360)		(262,654)					(262,654)	(10,141,706)
Balance at Dec. 31, 2011		7,145,065,833	2,939,527	3,465,924,424	98,049,668	(172,466,277)	3,806,608,747	(158,761,225)	7,042,294,864	102,770,969
Balance (in shares) at Dec. 31, 2011			35,849,473
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan		93,255,168	39,617	93,215,551					93,255,168
Issuance of common stock pursuant to share incentive plan (in shares)			627,635
Exercise of share option (in shares)		502,991
Share-based compensation		429,165,035		429,165,035					429,165,035
Appropriations to statutory reserves					5,172,844		(5,172,844)
Repurchasing common stock		(1,733,127,675)						(1,733,127,675)	(1,733,127,675)
Repurchasing common stock (in shares)			(4,122,474)					(4,122,474)
Foreign currency translation adjustments		21,039,744				21,039,744			21,039,744
Unrealized securities holding gains (losses)		92,647,858				92,647,858			92,647,858
Purchasing of Purchased Call Option		(346,009,222)		(346,009,222)					(346,009,222)
Sale of Issued Warrants		167,503,950		167,503,950					167,503,950
Purchasing and settlement Capped Call Option		4,809,282		4,809,282					4,809,282
Net income / (loss)		690,510,763					714,405,864		714,405,864	(23,895,101)
Disposal of a stake of shares of a subsidiary		20,252,405		17,577,884					17,577,884	2,674,521
Issuance of convertible preferred shares by a subsidiary		67,243,193								67,243,193
Acquisition of a subsidiary		12,000,000								12,000,000
Acquisition of additional stake in subsidiaries		(79,476,721)		(13,930,677)					(13,930,677)	(65,546,044)
Balance at Dec. 31, 2012		6,584,879,613	2,979,144	3,818,256,227	103,222,512	(58,778,675)	4,515,841,767	(1,891,888,900)	6,489,632,075	95,247,538
Balance (in shares) at Dec. 31, 2012			32,354,634
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan		194,196,523	54,346	194,142,177					194,196,523
Issuance of common stock pursuant to share incentive plan (in shares)			885,398
Exercise of share option (in shares)	660,459
Share-based compensation		440,992,258		440,992,258					440,992,258
Appropriations to statutory reserves					15,226,718		(15,226,718)
Foreign currency translation adjustments	(2,340,309)	(14,167,524)				(14,167,524)			(14,167,524)
Unrealized securities holding gains (losses)	73,604,700	445,580,779				445,580,779			445,580,779
Purchasing of Purchased Call Option		(842,694,944)		(842,694,944)					(842,694,944)
Sale of Issued Warrants		470,838,904		470,838,904					470,838,904
Early Termination of Call Option		70,270,919		70,270,919					70,270,919
Early Conversion of Convertible Notes		277,459,000		(63,288,632)				340,747,632	277,459,000
Early Conversion of Convertible Notes (in shares)			588,219					(588,219)
Net income / (loss)	149,727,042	906,402,585					998,319,684		998,319,684	(91,917,099)
Issuance of convertible preferred shares by a subsidiary		132,709,989								132,709,989
Acquisition of a subsidiary		63,700,000								63,700,000
Acquisition of additional stake in subsidiaries		(82,143)		(32,143)					(32,143)	(50,000)
Balance at Dec. 31, 2013	$ 1,442,107,465	8,730,085,959	3,033,490	4,088,484,766	118,449,230	372,634,580	5,498,934,733	(1,551,141,268)	8,530,395,531	199,690,428
Balance (in shares) at Dec. 31, 2013			33,828,251